Lease liabilities - Summary of Lease liabilities Discounted (Detail) - Li Cycle Holdings Corp [member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Current	$ 2,868,795	$ 591,355
Non-Current	26,496,074	3,021,815
Total	29,364,869	3,613,170
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Current	2,836,348	565,296
Non-Current	26,366,448	2,949,707
Total	29,202,796	3,515,003
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Current	32,447	26,059
Non-Current	129,626	72,108
Total	$ 162,073	$ 98,167